RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 11: RELATED PARTY TRANSACTIONS

During the three months ended January 31, 2015, the Company paid $800 a month in rent for office space on behalf of an officer of the Company, for Company use.

Equity transactions with the Company's parent are described in Note 10.

NOTE 13: RELATED PARTY TRANSACTIONS

In connection with the closing of the Exchange Transaction on October 9, 2012, Messrs. Buntz and Wicker converted all of their outstanding notes, unpaid salary and all other obligations and liabilities to them owed by the Company into 5,990,238 and 1,016,400 shares of Series A Stock, respectively. The Preferred A Shares for Mr. Buntz were converted to 5,990,238 Common Shares on February 27, 2013.

During the year ended October 31, 2013, the Company paid $800 a month in rent for office space on behalf of an officer of the Company.

Equity transactions with the Company's parent are described in Note 11